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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 30, 2012

Common Stock, Exchange Traded Funds
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 4.0%
Albemarle Corp.	7,300	$466,616
Ashland, Inc.	6,300	384,678
Carpenter Technology Corp.	5,200	271,596
Cliffs Natural Resources, Inc.	10,000	692,600
Compass Minerals	2,800	200,872
Intrepid Potash, Inc.*	6,300	153,279
NewMarket Corp.	900	168,660
Olin Corp.	6,600	143,550
Reliance Steel & Aluminum	6,100	344,528
RPM International, Inc.	11,100	290,709
Steel Dynamics, Inc.	18,600	270,444
Valspar Corp.	7,900	381,491

COMMUNICATIONS - 5.0%
ADTRAN, Inc.	5,300	165,307
AMC Networks, Inc.*	2,500	111,575
Equinix, Inc.*	3,800	598,310
F5 Networks, Inc.*	5,350	722,036
FactSet Research Systems	4,700	465,488
John Wiley & Sons, Inc.	3,988	189,789
NetEase, Inc. - ADR*	4,600	267,260
NeuStar, Inc.*	8,000	298,000
Plantronics, Inc.	3,600	144,936
Polycom, Inc.*	18,800	358,516
Rackspace Hosting, Inc.*	8,300	479,657
Scholastic Corp.	2,900	102,312
TIBCO Software, Inc.*	13,000	396,500
tw telecom, Inc.*	12,800	283,648
ValueClick, Inc.*	6,900	136,206

CONSUMER, CYCLICAL - 15.8%
Advance Auto Parts, Inc.	6,000	531,420
Alaska Air Group, Inc.*	6,200	222,084
American Eagle Outfitters	16,500	283,635
ANN, Inc.*	4,300	123,152
Arrow Electronics, Inc.*	9,200	386,124
Bally Technologies, Inc.*	3,600	168,300
Bed Bath & Beyond, Inc.*	11,000	723,470
Brinker International, Inc.	6,800	187,340
Cheesecake Factory, Inc.*	4,600	135,194
Chico's FAS, Inc.	14,600	220,460
Chipotle Mexican Grill, Inc.*	650	271,700
Coinstar, Inc.*	4,600	292,330
Copart, Inc.*	8,600	224,202
Deckers Outdoor Corp.*	4,300	271,115
Dick's Sporting Goods, Inc.	7,700	370,216
Dollar Tree, Inc.*	3,750	354,338
DreamWorks Animation*	5,800	107,010
Ezcorp, Inc.*	14,200	460,861

Fastenal Co.	7,800	421,980
First Cash Financial Services*	13,300	570,437
Foot Locker, Inc.	12,100	375,705
Fossil, Inc.*	4,200	554,316
Guess?, Inc.	5,700	178,125
Hanesbrands, Inc.*	8,200	242,228
Herman Miller, Inc.	7,200	165,312
HSN, Inc.	6,300	239,589
Life Time Fitness, Inc.*	3,400	171,938
LKQ Corp.*	12,400	386,508
Mohawk Industries, Inc.*	4,800	319,248
MSC Industrial Direct Co.	4,900	408,072
NVR, Inc.*	400	290,532
Panera Bread Co.*	2,400	386,208
PetSmart, Inc.	9,200	526,424
Polaris Industries, Inc.	6,900	497,835
PVH Corp.	5,500	491,315
Thor Industries, Inc.	3,800	119,928
Tractor Supply Co.	10,200	923,712
TRW Automotive Holdings*	16,400	761,780
Under Armour, Inc.*	3,100	291,400
Warnaco Group, Inc.*	3,200	186,880
Williams-Sonoma, Inc.	8,200	307,336
World Fuel Services Corp.	17,100	701,100

CONSUMER, NON-CYCLICAL - 22.4%
Aaron's, Inc.	6,700	173,530
Alliance Data Systems Corp.*	4,100	516,436
Catalyst Health Solutions*	16,100	1,026,053
Church & Dwight Co., Inc.	19,100	939,529
Community Health Systems*	9,700	215,728
Cooper Cos, Inc.	3,800	310,498
Corn Products International	14,500	835,925
Corrections Corp.	8,000	218,480
Covance, Inc.*	4,700	223,861
Edwards Lifesciences Corp.*	11,400	829,122
Endo Health Solutions, Inc.*	36,300	1,405,899
Flowers Foods, Inc.	9,100	185,367
Gartner, Inc.*	9,700	413,608
Gen-Probe, Inc.*	3,800	252,358
Global Payments, Inc.	8,200	389,500
Green Mountain Coffee*	10,400	487,136
Health Management Assoc.*	27,000	181,440
Health Net, Inc.*	6,800	270,096
Henry Schein, Inc.*	7,300	552,464
Herbalife Ltd	6,400	440,448
Hill-Rom Holdings, Inc.	5,200	173,732
HMS Holdings Corp.*	7,000	218,470
Hologic, Inc.*	21,300	459,015
IDEXX Laboratories, Inc.*	4,500	393,525
ITT Educational Services, Inc.*	1,700	112,438
Lincare Holdings, Inc.	7,700	199,276
Manpower, Inc.	6,400	303,168
Masimo Corp.*	4,800	112,224
MEDNAX, Inc.*	4,100	304,917
Monster Beverage Corp.*	12,200	757,498
Mylan, Inc.*	29,000	680,050
Perrigo Co.	5,800	599,198
Post Holdings, Inc.*	2,350	77,386
Ralcorp Holdings, Inc.*	2,600	192,634
Regeneron Pharmaceuticals*	6,100	711,382

ResMed, Inc.*	12,100	374,011
Scotts Miracle-Gro Co.	3,800	205,808
SEI Investments Co.	16,600	343,454
Service Corp International	17,700	199,302
Smithfield Foods, Inc.*	12,900	284,187
Sotheby's	7,700	302,918
Techne Corp.	3,100	217,310
Towers Watson & Co.	4,200	277,494
Tupperware Brands Corp.	12,600	800,100
United Rentals, Inc.*	7,300	313,097
United Therapeutics Corp.*	6,000	282,780
Universal Health Services	11,000	461,010
Valassis Communications*	5,500	126,500
Vertex Pharmaceuticals, Inc.*	16,800	688,968
Western Union Co.	26,400	464,640
Wright Express Corp.*	7,300	472,529

ENERGY - 5.5%
Bill Barrett Corp.*	3,900	101,439
CARBO Ceramics, Inc.	1,700	179,265
Cimarex Energy Co.	6,900	520,743
Dresser-Rand Group, Inc.*	6,200	287,618
Dril-Quip, Inc.*	2,800	182,056
Energen Corp.	6,100	299,815
Helmerich & Payne, Inc.	7,800	420,810
HollyFrontier Corp.	16,700	536,905
Oceaneering International	10,500	565,845
Oil States International, Inc.*	5,300	413,718
Patterson-UTI Energy, Inc.	17,100	295,659
Plains Exploration*	10,200	435,030
SM Energy Co.	5,100	360,927
Superior Energy Services*	12,500	329,500
Unit Corp.*	4,300	183,868

FINANCIAL - 13.1%
Affiliated Managers Group*	4,400	491,964
Alexandria Real Estate	5,000	365,650
American Campus	5,900	263,848
American Financial Group	6,100	235,338
Arthur J Gallagher & Co.	13,100	468,194
BRE Properties, Inc.	6,300	318,465
Brown & Brown, Inc.	9,800	233,044
CBOE Holdings, Inc.	7,300	207,466
Commerce Bancshares, Inc.	6,400	259,328
Cullen/Frost Bankers, Inc.	4,900	285,131
Duke Realty Corp.	21,400	306,876
East West Bancorp, Inc.	12,600	290,934
Eaton Vance Corp.	9,300	265,794
Essex Property Trust, Inc.	2,800	424,228
Everest Re Group Ltd	4,300	397,836
Federal Realty Investment	5,300	512,987
First Niagara Financial	28,700	282,408
Hancock Holding Co.	7,200	255,672
HCC Insurance Holdings, Inc.	8,300	258,711
Jones Lang LaSalle, Inc.	5,200	433,212
Liberty Property Trust	9,800	350,056
Macerich Co.	10,600	612,150
Mack-Cali Realty Corp.	7,400	213,268
New York Community	35,300	491,023
Old Republic International	21,700	228,935
Raymond James Financial	8,700	317,811

Rayonier, Inc.	9,800	432,082
Realty Income Corp.	10,800	418,284
Reinsurance Group	8,300	493,601
Senior Housing Properties.	13,000	286,650
SL Green Realty Corp.	6,900	535,095
Taubman Centers, Inc.	4,700	342,865
UDR, Inc.	17,700	472,767
Waddell & Reed Financial	7,000	226,870
WR Berkley Corp.	9,000	325,080

INDUSTRIAL - 17.5%
AECOM Technology Corp.*	13,100	293,047
AGCO, Corp.*	8,200	387,122
Alliant Techsystems, Inc.	2,800	140,336
AMETEK, Inc.	13,200	640,332
Aptargroup, Inc.	5,300	290,281
Avnet, Inc.*	11,600	422,124
BE Aerospace, Inc.*	9,400	436,818
Carlisle Cos, Inc.	5,200	259,584
Clean Harbors, Inc.*	5,200	350,116
Darling International, Inc.*	29,900	520,858
Donaldson Co., Inc.	12,000	428,760
Energizer Holdings, Inc.	5,500	407,990
Esterline Technologies Corp.*	3,900	278,694
Gardner Denver, Inc.	5,300	334,006
Gentex Corp.	12,100	296,450
Graco, Inc.	6,700	355,502
Hubbell, Inc.	4,800	377,184
IDEX Corp.	7,000	294,910
JB Hunt Transport Services	7,400	402,338
Joy Global, Inc.	5,800	426,300
Kansas City Southern	8,800	630,872
KBR, Inc.	17,400	618,570
Kennametal, Inc.	6,400	284,992
Kirby Corp.*	4,700	309,213
Landstar System, Inc.	4,000	230,880
Lennox International, Inc.	4,500	181,350
Lincoln Electric Holdings	9,100	412,685
Martin Marietta Materials	3,600	308,268
Mettler-Toledo*	2,500	461,875
Mine Safety Appliances Co.	2,500	102,700
National Instruments Corp.	7,800	222,456
Packaging Corp of America	7,700	227,843
Regal-Beloit Corp.	3,500	229,425
Rock-Tenn Co.	5,700	385,092
Silgan Holdings, Inc.	4,100	181,220
SPX Corp.	4,300	333,379
Tech Data Corp.*	3,300	179,058
Thomas & Betts Corp.*	4,200	302,022
Timken Co.	11,300	573,362
Trimble Navigation Ltd*	9,900	538,758
Trinity Industries, Inc.	6,600	217,470
Triumph Group, Inc.	3,600	225,576
UTi Worldwide, Inc.	8,700	149,901
Valmont Industries, Inc.	1,900	223,079
Wabtec Corp.	3,800	286,406
Waste Connections, Inc.	24,600	800,238
Woodward, Inc.	4,900	209,867
Zebra Technologies Corp.*	5,500	226,490

TECHNOLOGY - 11.1%
ACI Worldwide, Inc.*	4,200	169,134
Allscripts Healthcare*	15,900	263,940
ANSYS, Inc.*	7,400	481,148
Atmel Corp.*	45,200	445,898
Cadence Design Systems*	30,900	365,856
Cerner Corp.*	7,500	571,200
Cree, Inc.*	9,800	309,974
Cypress Semiconductor*	12,800	200,064
Informatica Corp.*	14,700	777,630
j2 Global, Inc.	22,600	648,168
Jack Henry & Associates, Inc.	7,300	249,076
Lam Research Corp.*	9,900	441,738
MICROS Systems, Inc.*	6,500	359,385
MSCI, Inc.*	10,200	375,462
NCR Corp.*	17,100	371,241
NXP Semiconductor*	18,200	484,302
Quest Software, Inc.*	4,800	111,696
Riverbed Technology, Inc.*	8,800	247,104
Rovi Corp.*	11,600	377,580
Skyworks Solutions, Inc.*	15,800	436,870
Solera Holdings, Inc.	14,700	674,583
Synopsys, Inc.*	12,200	374,052
Teradata Corp.*	10,800	736,020
VeriFone Systems, Inc.*	18,500	959,595

UTILITIES - 3.4%
Alliant Energy Corp.	8,900	385,548
Aqua America, Inc.	15,200	338,808
National Fuel Gas Co.	9,400	452,328
NSTAR LLC	8,300	403,629
NV Energy, Inc.	20,000	322,400
OGE Energy Corp.	7,900	422,650
Questar Corp.	15,100	290,826
UGI Corp.	12,600	343,350
Westar Energy, Inc.	9,800	273,714

TOTAL COMMON STOCK - 97.8%
(Cost $74,204,161)		91,793,509

EXCHANGE TRADED FUNDS
iShares S&P MidCap 400	10,000	1,124,400

TOTAL EXCHANGE TRADED FUNDS - 1.2%
(Cost $860,000)		1,124,400

TOTAL INVESTMENTS IN SECURITIES - 99.0%
(Cost $75,064,161)		92,917,909

OTHER ASSETS LESS LIABILITIES - 1.0%		899,519

TOTAL NET ASSETS - 100.0%		$93,817,428

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 30, 2012

Common Stock and Exchange Traded Funds	Shares	Value

BASIC MATERIALS - 1.9%
Air Products & Chemicals	6,000	$550,800
Albemarle Corp.	2,700	172,584
Ashland, Inc.	2,300	140,438
Carpenter Technology Corp.	2,000	104,460
Cliffs Natural Resources, Inc.	3,700	256,262
Compass Minerals	1,100	78,914
Freeport-McMoRan	12,300	467,892
Intrepid Potash, Inc.*	2,300	55,959
NewMarket Corp.	300	56,220
Olin Corp.	2,400	52,200
PPG Industries, Inc.	7,500	718,500
Reliance Steel & Aluminum	2,200	124,256
RPM International, Inc.	4,200	109,998
Steel Dynamics, Inc.	7,000	101,780
Valspar Corp.	3,000	144,870

COMMUNICATIONS - 4.8%
ADTRAN, Inc.	2,000	62,380
AMC Networks, Inc.*	900	40,167
AT&T, Inc.	45,000	1,405,350
Cisco Systems, Inc.	51,500	1,089,225
Comcast Corp.	34,000	1,020,340
Corning, Inc.	37,100	522,368
Equinix, Inc.*	1,400	220,430
F5 Networks, Inc.*	1,950	263,172
FactSet Research Systems	1,800	178,272
John Wiley & Sons, Inc.	1,512	71,956
NeuStar, Inc.*	3,000	111,750
Plantronics, Inc.	1,400	56,364
Polycom, Inc.*	7,000	133,490
Rackspace Hosting, Inc.*	3,100	179,149
Scholastic Corp.	1,100	38,808
TIBCO Software, Inc.*	4,800	146,400
Time Warner, Inc.	20,400	770,100
tw telecom, Inc.*	4,800	106,368
ValueClick, Inc.*	2,500	49,350
Verizon Communications	22,300	852,529
Walt Disney Co.	16,000	700,480

CONSUMER, CYCLICAL - 8.2%
Advance Auto Parts, Inc.	2,200	194,854
Alaska Air Group, Inc.*	2,400	85,968
American Eagle Outfitters	6,300	108,297
ANN, Inc.*	1,600	45,824
Arrow Electronics, Inc.*	3,400	142,698
Bally Technologies, Inc.*	1,400	65,450
Bed Bath & Beyond, Inc.*	4,000	263,080
Brinker International, Inc.	2,500	68,875
Cheesecake Factory, Inc.*	1,700	49,963
Chico's FAS, Inc.	5,500	83,050
Chipotle Mexican Grill, Inc.*	250	104,500
Coinstar, Inc.*	1,700	108,035
Copart, Inc.*	3,200	83,424
Costco Wholesale Corp.	3,700	335,960

CVS Caremark Corp.	19,700	882,560
Darden Restaurants, Inc.	3,500	179,060
Deckers Outdoor Corp.*	1,600	100,880
Dick's Sporting Goods, Inc.	2,900	139,432
Dollar Tree, Inc.*	1,500	141,735
DreamWorks Animation*	2,200	40,590
Ezcorp, Inc.*	5,400	175,257
Fastenal Co.	2,850	154,185
First Cash Financial Services*	5,000	214,450
Foot Locker, Inc.	4,500	139,725
Fossil, Inc.*	1,600	211,168
Guess?, Inc.	2,100	65,625
Hanesbrands, Inc.*	3,100	91,574
Herman Miller, Inc.	2,600	59,696
Home Depot, Inc.	10,300	518,193
HSN, Inc.	2,300	87,469
Johnson Controls, Inc.	11,600	376,768
Kohl's Corp.	8,900	445,267
Life Time Fitness, Inc.*	1,300	65,741
LKQ Corp.*	4,700	146,499
Lowe's Cos, Inc.	17,200	539,736
Mattel, Inc.	5,600	188,496
McDonald's Corp.	8,700	853,470
Mohawk Industries, Inc.*	1,800	119,718
MSC Industrial Direct Co.	1,800	149,904
NIKE, Inc.	3,600	390,384
NVR, Inc.*	150	108,950
Panera Bread Co.*	900	144,828
PetSmart, Inc.	3,400	194,548
Polaris Industries, Inc.	2,600	187,590
PVH Corp.	2,000	178,660
Staples, Inc.	22,300	361,037
Target Corp.	17,700	1,031,379
Thor Industries, Inc.	1,400	44,184
TJX Cos., Inc.	15,000	595,650
Tractor Supply Co.	3,800	344,128
TRW Automotive Holdings*	6,100	283,345
Under Armour, Inc.*	1,200	112,800
Walgreen Co.	13,900	465,511
Wal-Mart Stores, Inc.	13,500	826,200
Warnaco Group, Inc.*	1,200	70,080
Williams-Sonoma, Inc.	3,000	112,440
World Fuel Services Corp.	6,350	260,350

CONSUMER, NON-CYCLICAL 13.3%
Aaron's, Inc.	2,500	64,750
Aetna, Inc.	10,700	536,712
Alliance Data Systems Corp.*	1,500	188,940
AmerisourceBergen Corp.	12,400	491,784
Amgen, Inc.	5,100	346,647
Archer-Daniels-Midland Co.	12,300	389,418
Automatic Data Processing	6,500	358,735
Becton Dickinson and Co.	4,300	333,895
Cardinal Health, Inc.	12,300	530,253
Catalyst Health Solutions*	6,000	382,380
Church & Dwight Co., Inc.	7,000	344,330
Community Health Systems*	3,600	80,064
Cooper Cos, Inc.	1,400	114,394
Corn Products International	5,400	311,310
Corrections Corp.	3,000	81,930
Covance, Inc.*	1,700	80,971

Covidien PLC	11,800	645,224
Edwards Lifesciences Corp.*	4,200	305,466
Eli Lilly & Co.	7,300	293,935
Endo Health Solutions, Inc.*	13,500	522,855
Flowers Foods, Inc.	3,400	69,258
Gartner, Inc.*	3,600	153,504
Gen-Probe, Inc.*	1,400	92,974
Global Payments, Inc.	3,000	142,500
Green Mountain Coffee*	3,900	182,676
Health Management Assoc.*	10,000	67,200
Health Net, Inc.*	2,500	99,300
Henry Schein, Inc.*	2,800	211,904
Herbalife Ltd	2,400	165,168
Hill-Rom Holdings, Inc.	1,900	63,479
HMS Holdings Corp.*	2,600	81,146
Hologic, Inc.*	7,900	170,245
IDEXX Laboratories, Inc.*	1,700	148,665
ITT Educational Services, Inc.*	600	39,684
JM Smucker Co.	4,200	341,712
Johnson & Johnson	22,000	1,451,120
Kimberly-Clark Corp.	9,300	687,177
Kraft Foods, Inc.	18,200	691,782
Lincare Holdings, Inc.	2,800	72,464
Manpower, Inc.	2,400	113,688
Masimo Corp.*	1,800	42,084
MEDNAX, Inc.*	1,500	111,555
Medtronic, Inc.	18,400	721,096
Merck & Co., Inc.	16,500	633,600
Monster Beverage Corp.*	4,600	285,614
Mylan, Inc.*	10,500	246,225
PepsiCo, Inc.	12,600	836,010
Perrigo Co.	2,100	216,951
Pfizer, Inc.	36,500	826,543
Post Holdings, Inc.*	900	29,637
Procter & Gamble Co.	15,800	1,061,918
Ralcorp Holdings, Inc.*	900	66,681
Regeneron Pharmaceuticals*	2,300	268,226
ResMed, Inc.*	4,500	139,095
Reynolds American, Inc.	12,300	509,712
Scotts Miracle-Gro Co.	1,400	75,824
SEI Investments Co.	6,200	128,278
Service Corp International	6,600	74,316
Smithfield Foods, Inc.*	4,800	105,744
Sotheby's	2,800	110,152
Stryker Corp.	9,700	538,156
Techne Corp.	1,200	84,120
Teva Pharmaceutical - ADR	7,400	333,444
Towers Watson & Co.	1,500	99,105
Tupperware Brands Corp.	4,550	288,925
United Rentals, Inc.*	2,700	115,803
United Therapeutics Corp.*	2,200	103,686
UnitedHealth Group, Inc.	16,600	978,404
Universal Health Services	4,100	171,831
Valassis Communications*	2,000	46,000
Vertex Pharmaceuticals, Inc.*	6,200	254,262
Visa, Inc.	5,900	696,200
Western Union Co.	9,700	170,720
Wright Express Corp.*	2,700	174,771

ENERGY - 6.5%
Apache Corp.	7,100	713,124
Baker Hughes, Inc.	6,400	268,416
Bill Barrett Corp.*	1,400	36,414
CARBO Ceramics, Inc.	600	63,270
Chevron Corp.	14,900	1,597,429
Cimarex Energy Co.	2,600	196,222
Devon Energy Corp.	10,000	711,200
Dresser-Rand Group, Inc.*	2,300	106,697
Dril-Quip, Inc.*	1,000	65,020
Energen Corp.	2,300	113,045
Exxon Mobil Corp.	20,900	1,812,657
Helmerich & Payne, Inc.	2,900	156,455
Hess Corp.	8,800	518,760
HollyFrontier Corp.	6,200	199,330
Marathon Oil Corp.	26,900	852,730
Marathon Petroleum Corp.	7,900	342,544
Murphy Oil Corp.	6,900	388,263
National Oilwell Varco, Inc.	14,900	1,184,103
Oceaneering International	3,900	210,171
Oil States International, Inc.*	2,000	156,120
Patterson-UTI Energy, Inc.	6,300	108,927
Peabody Energy Corp.	9,000	260,640
Plains Exploration*	3,800	162,070
SM Energy Co.	1,900	134,463
Superior Energy Services*	4,600	121,256
Unit Corp.*	1,600	68,416
Valero Energy Corp.	8,600	221,622

FINANCIAL - 9.4%
ACE Ltd	9,200	673,440
Affiliated Managers Group*	1,700	190,077
Aflac, Inc.	10,400	478,296
Alexandria Real Estate	1,800	131,634
Allstate Corp.	16,300	536,596
American Campus	2,200	98,384
American Express Co.	19,700	1,139,842
American Financial Group	2,300	88,734
Arthur J Gallagher & Co.	4,900	175,126
Bank of New York Mellon	30,000	723,900
BlackRock, Inc.	3,200	655,680
BRE Properties, Inc.	2,400	121,320
Brown & Brown, Inc.	3,700	87,986
Capital One Financial Corp.	6,600	367,884
CBOE Holdings, Inc.	2,700	76,734
Commerce Bancshares, Inc.	2,400	97,248
Cullen/Frost Bankers, Inc.	1,800	104,742
Duke Realty Corp.	8,100	116,154
East West Bancorp, Inc.	4,800	110,832
Eaton Vance Corp.	3,400	97,172
Essex Property Trust, Inc.	1,000	151,510
Everest Re Group Ltd	1,600	148,032
Federal Realty Investment	2,000	193,580
First Niagara Financial	10,600	104,304
Franklin Resources, Inc.	5,600	694,568
Hancock Holding Co.	2,700	95,877
HCC Insurance Holdings, Inc.	3,100	96,627
Jones Lang LaSalle, Inc.	1,900	158,289
Liberty Property Trust	3,700	132,164
Macerich Co.	4,000	231,000

Mack-Cali Realty Corp.	2,800	80,696
New York Community	13,100	182,221
Northern Trust Corp.	13,100	621,595
NYSE Euronext	14,500	435,145
Old Republic International	8,200	86,510
PNC Financial Services	9,500	612,655
Principal Financial Group	12,300	362,973
Raymond James Financial	3,300	120,549
Rayonier, Inc.	3,600	158,724
Realty Income Corp.	4,100	158,793
Reinsurance Group	3,100	184,357
Senior Housing Properties.	4,900	108,045
SL Green Realty Corp.	2,700	209,385
Taubman Centers, Inc.	1,700	124,015
Toronto-Dominion Bank	8,200	696,590
Travelers Cos., Inc.	10,400	615,680
UDR, Inc.	6,500	173,615
Unum Group	21,900	536,112
US Bancorp	11,300	357,984
Waddell & Reed Financial	2,600	84,266
Wells Fargo & Co.	43,300	1,478,262
WR Berkley Corp.	3,300	119,196

INDUSTRIAL - 9.0%
3M Co.	3,900	347,919
AECOM Technology Corp.*	4,900	109,613
AGCO, Corp.*	3,100	146,351
Alliant Techsystems, Inc.	1,100	55,132
AMETEK, Inc.	4,900	237,699
Aptargroup, Inc.	2,000	109,540
Avnet, Inc.*	4,300	156,477
BE Aerospace, Inc.*	3,500	162,645
Carlisle Cos, Inc.	2,000	99,840
Caterpillar, Inc.	12,000	1,278,240
Clean Harbors, Inc.*	1,900	127,927
CSX Corp.	26,200	563,824
Cummins, Inc.	4,500	540,180
Danaher Corp.	10,000	560,000
Darling International, Inc.*	11,100	193,362
Donaldson Co., Inc.	4,400	157,212
Emerson Electric Co.	10,400	542,672
Energizer Holdings, Inc.	2,000	148,360
Esterline Technologies Corp.*	1,500	107,190
FedEx Corp.	7,100	652,916
Gardner Denver, Inc.	2,000	126,040
General Dynamics Corp.	4,800	352,224
General Electric Co.	71,400	1,432,998
Gentex Corp.	4,100	100,450
Graco, Inc.	2,500	132,650
Hubbell, Inc.	1,800	141,444
IDEX Corp.	2,700	113,751
Illinois Tool Works, Inc.	11,800	674,016
JB Hunt Transport Services	2,700	146,799
Joy Global, Inc.	2,100	154,350
Kansas City Southern	3,400	243,746
KBR, Inc.	6,500	231,075
Kennametal, Inc.	2,400	106,872
Kirby Corp.*	1,800	118,422
Landstar System, Inc.	1,500	86,580
Lennox International, Inc.	1,700	68,510

Lincoln Electric Holdings	3,400	154,190
Martin Marietta Materials	1,400	119,882
Mettler-Toledo*	900	166,275
Mine Safety Appliances Co.	900	36,972
National Instruments Corp.	3,000	85,560
Packaging Corp of America	2,900	85,811
Raytheon Co.	13,400	707,252
Regal-Beloit Corp.	1,300	85,215
Rock-Tenn Co.	2,100	141,876
Silgan Holdings, Inc.	1,500	66,300
SPX Corp.	1,600	124,048
Tech Data Corp.*	1,200	65,112
Thomas & Betts Corp.*	1,600	115,056
Timken Co.	4,200	213,108
Trimble Navigation Ltd*	3,700	201,354
Trinity Industries, Inc.	2,400	79,080
Triumph Group, Inc.	1,200	75,192
United Parcel Service, Inc.	5,300	427,816
United Technologies Corp.	8,500	704,990
UTi Worldwide, Inc.	3,300	56,859
Valmont Industries, Inc.	700	82,187
Wabtec Corp.	1,400	105,518
Waste Connections, Inc.	9,200	299,276
Woodward, Inc.	1,800	77,094
Zebra Technologies Corp.*	2,000	82,360

TECHNOLOGY - 8.0%
Accenture PLC	5,800	374,100
ACI Worldwide, Inc.*	1,600	64,432
Allscripts Healthcare*	6,000	99,600
ANSYS, Inc.*	2,700	175,554
Apple, Inc.	2,900	1,738,695
Applied Materials, Inc.	11,800	146,851
Atmel Corp.*	16,800	165,732
CA, Inc.	12,500	344,500
Cadence Design Systems*	11,400	134,976
Cerner Corp.*	2,800	213,248
Cree, Inc.*	3,700	117,031
Cypress Semiconductor*	4,700	73,461
Fidelity National	6,400	211,968
Informatica Corp.*	5,600	296,240
Intel Corp.	40,800	1,147,092
International Business Mach.	7,000	1,460,550
j2 Global, Inc.	8,500	243,780
Jack Henry & Associates, Inc.	2,800	95,536
Lam Research Corp.*	3,600	160,632
MICROS Systems, Inc.*	2,400	132,696
Microsoft Corp.	44,000	1,419,220
MSCI, Inc.*	3,700	136,197
NCR Corp.*	6,300	136,773
NXP Semiconductor*	6,700	178,287
Oracle Corp.	23,400	682,344
QUALCOMM, Inc.	12,600	857,556
Quest Software, Inc.*	1,700	39,559
Riverbed Technology, Inc.*	3,300	92,664
Rovi Corp.*	4,300	139,965
Skyworks Solutions, Inc.*	6,000	165,900
Solera Holdings, Inc.	5,350	245,512
Synopsys, Inc.*	4,600	141,036

Teradata Corp.*	4,000	272,600
Texas Instruments, Inc.	16,100	541,121
VeriFone Systems, Inc.*	6,800	352,716
Xerox Corp.	65,900	532,143

UTILITIES - 2.1%
Alliant Energy Corp.	3,300	142,956
American Electric Power Co.	12,800	493,824
Aqua America, Inc.	5,700	127,053
Exelon Corp.	11,800	462,678
National Fuel Gas Co.	3,500	168,420
NextEra Energy, Inc.	11,300	690,204
NSTAR LLC	3,100	150,753
NV Energy, Inc.	7,600	122,512
OGE Energy Corp.	2,900	155,150
PPL Corp.	21,500	607,590
Questar Corp.	5,700	109,782
UGI Corp.	4,700	128,075
Westar Energy, Inc.	3,700	103,341

TOTAL COMMON STOCK - 63.2%
(Cost $87,286,192)		104,719,624

EXCHANGE TRADED FUNDS
iShares S&P MidCap 400	5,000	562,200

TOTAL EXCHANGE TRADED FUNDS - 0.3%
(Cost $430,000)		$562,200

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 30, 2012

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.7%
Barrick Gold Corp.	6.950	4/1/2019	1,500,000	$1,829,094
BHP Billiton Finance USA Ltd	2.875	2/24/2022	1,000,000	975,272

COMMUNICATIONS - 3.4%
Michigan Bell Telephone Co.	7.850	1/15/2022	2,000,000	2,595,744
NBCUniversal Media LLC	4.375	4/1/2021	2,000,000	2,142,290
Verizon New Jersey, Inc.	8.000	6/1/2022	650,000	835,768

CONSUMER, CYCLICAL - 0.6%
Toyota Motor Credit Corp.	3.300	1/12/2022	1,000,000	1,019,430

CONSUMER, NON-CYCLICAL - 3.1%
Express Scripts Holding Co.*	4.750	11/15/2021	1,000,000	1,070,218
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,059,302
Roche Holdings, Inc.*	6.000	3/1/2019	2,500,000	3,048,745

ENERGY - 4.0%
Kinder Morgan Energy Partners	6.850	2/15/2020	1,000,000	1,191,503
ONEOK, Inc.	4.250	2/1/2022	1,000,000	1,012,136
Shell International Finance	4.300	9/22/2019	1,000,000	1,133,700
Total Capital	2.300	3/15/2016	2,000,000	2,022,502
TransCanada PipeLines Ltd	7.125	1/15/2019	1,000,000	1,267,621

FINANCIAL - 3.5%
Berkshire Hathaway, Inc.	3.400	1/31/2022	1,000,000	1,009,305
General Electric Capital Corp.	4.625	1/7/2021	1,000,000	1,067,220
MetLife, Inc.	4.750	2/8/2021	1,000,000	1,096,886
Nationsbank Corp.	10.200	7/15/2015	1,250,000	1,396,024
PNC Funding Corp.	5.250	11/15/2015	1,000,000	1,111,780

INDUSTRIAL - 2.5%
Burlington Northern Santa Fe	5.750	3/15/2018	1,000,000	1,187,548
Clark Equipment Co.	8.000	5/1/2023	500,000	598,519
Lockheed Martin Corp.	3.350	9/15/2021	1,000,000	1,001,758
United Parcel Service	8.375	4/1/2020	1,000,000	1,390,815

MORTGAGE SECURITIES - 7.8%
Fannie Mae Pool	7.000	4/1/2033	384,117	445,512
Fannie Mae Pool	6.000	10/1/2036	865,703	956,309
Freddie Mac Gold Pool	6.500	6/1/2024	268,963	300,601
Freddie Mac Gold Pool	7.000	10/1/2031	526,670	615,998
Freddie Mac Gold Pool	6.500	2/1/2032	585,562	668,472
Freddie Mac Gold Pool	6.500	8/1/2032	303,975	346,002
Freddie Mac Gold Pool	6.500	12/1/2032	551,030	631,035
Freddie Mac Gold Pool	6.500	4/1/2033	242,474	275,997
Freddie Mac Gold Pool	5.500	3/1/2034	851,543	938,980
Freddie Mac Gold Pool	5.500	6/1/2035	990,349	1,083,963
Freddie Mac Gold Pool	5.000	7/1/2035	880,796	950,062
Freddie Mac Gold Pool	5.000	9/1/2035	660,315	712,242
Freddie Mac Gold Pool	6.000	2/1/2036	933,530	1,035,697
Freddie Mac Gold Pool	5.000	1/1/2037	905,299	976,492

Freddie Mac Gold Pool	6.000	5/1/2037	872,574	963,411
Freddie Mac Gold Pool	6.000	8/1/2037	595,758	657,778
Freddie Mac Gold Pool	5.500	1/1/2038	978,339	1,066,384
MASTR Asset Securitization	6.250	5/25/2036	275,175	212,310

TECHNOLOGY - 1.3%
Hewlett-Packard Co.	4.300	6/1/2021	1,000,000	1,019,846
Oracle Corp.	5.750	4/15/2018	1,000,000	1,215,713

UTILITIES - 6.4%
Commonwealth Edison Co.	5.800	3/15/2018	1,000,000	1,195,211
Consumers Energy Co.	6.700	9/15/2019	2,000,000	2,510,598
Duke Energy Indiana, Inc.	3.750	7/15/2020	1,000,000	1,057,004
Entergy Texas, Inc.	7.125	2/1/2019	1,000,000	1,190,356
Michigan Consolidated Gas Co.	8.250	5/1/2014	1,050,000	1,179,760
Oncor Electric Delivery Co. LLC	7.000	9/1/2022	1,000,000	1,213,520
South Carolina Electric & Gas	6.500	11/1/2018	1,000,000	1,232,788
United Utilities PLC	5.375	2/1/2019	1,000,000	1,058,814

TOTAL FIXED-INCOME SECURITIES - 34.3%
(Cost $54,028,071)				56,774,036

SHORT-TERM INVESTMENTS - 0.8%
Fifth Third Inst. Money Market Fund, 0.11% Yield
(Cost $1,380,464)				1,380,464

TOTAL INVESTMENTS IN SECURITIES - 98.6%
(Cost $143,124,727)				163,436,324

OTHER ASSETS LESS LIABILITIES - 1.4%				2,238,544

TOTAL NET ASSETS - 100.0%				$165,674,868

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities are considered liquid and may be resold in transactions exempt from registration. At March 30, 2012, the aggregate market value of these securities amounted to $4,118,963 or 2.49% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 30, 2012

Fixed Income Securities, Common Stock			Shares/Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 4.6%
ArcelorMittal	6.250	2/25/2022	3,000,000	$3,033,297
Barrick Gold Corp.	6.950	4/1/2019	2,500,000	3,048,490
Newmont Mining Corp.	5.125	10/1/2019	2,500,000	2,804,520
Rio Tinto Finance USA Ltd	3.500	11/2/2020	2,000,000	2,041,960
Steel Dynamics, Inc.	6.750	4/1/2015	1,025,000	1,042,938

COMMUNICATIONS - 10.3%
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,269,898
Cricket Communications, Inc.	7.750	5/15/2016	3,000,000	3,165,000
GTE Corp.	8.750	11/1/2021	1,500,000	2,066,718
Michigan Bell Telephone Co.	7.850	1/15/2022	3,000,000	3,893,616
NBCUniversal Media LLC	4.375	4/1/2021	2,000,000	2,142,290
News America, Inc.	8.500	2/23/2025	2,300,000	2,858,424
Qwest Corp.	7.625	6/15/2015	3,000,000	3,477,081
TW, Inc.	9.150	2/1/2023	2,000,000	2,723,942
Verizon New Jersey, Inc.	8.000	6/1/2022	1,000,000	1,285,797
Virgin Media Finance PLC	5.250	2/15/2022	3,000,000	2,973,750

CONSUMER, CYCLICAL - 1.6%
Toyota Motor Credit Corp.	3.300	1/12/2022	3,000,000	3,058,290
Wynn Las Vegas LLC*	5.375	3/15/2022	1,000,000	975,000

CONSUMER, NON-CYCLICAL - 9.1%
Apria Healthcare Group, Inc.	11.250	11/1/2014	3,000,000	3,138,750
Express Scripts Holding Co.*	4.750	11/15/2021	3,000,000	3,210,654
Gilead Sciences, Inc.	4.500	4/1/2021	3,000,000	3,177,906
Pfizer, Inc.	6.200	3/15/2019	2,500,000	3,128,503
Roche Holdings, Inc.*	6.000	3/1/2019	3,000,000	3,658,494
UnitedHealth Group, Inc.	4.700	2/15/2021	3,000,000	3,364,980
WellPoint, Inc.	5.875	6/15/2017	3,500,000	4,086,709

ENERGY - 7.4%
Husky Energy, Inc.	6.200	9/15/2017	2,575,000	3,046,974
Kinder Morgan Energy Partners	6.850	2/15/2020	2,000,000	2,383,006
ONEOK, Inc.	4.250	2/1/2022	2,000,000	2,024,272
Shell International Finance	4.300	9/22/2019	3,000,000	3,401,100
Total Capital	4.450	6/24/2020	3,000,000	3,246,987
TransCanada PipeLines Ltd	7.125	1/15/2019	2,000,000	2,535,242
Ultramar Diamond Shamrock	7.200	10/15/2017	2,250,000	2,662,542

FINANCIAL - 10.5%
Bank of America Corp.	7.750	8/15/2015	1,160,000	1,283,779
Berkshire Hathaway, Inc.	3.400	1/31/2022	2,000,000	2,018,610
BlackRock, Inc.	5.000	12/10/2019	2,000,000	2,287,634
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	2,500,000	2,386,143
General Electric Capital Corp.	4.625	1/7/2021	3,000,000	3,201,660
Icahn Enterprises LP	7.750	1/15/2016	3,000,000	3,105,000
JPMorgan Chase & Co.	4.950	3/25/2020	2,000,000	2,157,230
MetLife, Inc.	4.750	2/8/2021	3,000,000	3,290,658
National Rural Utilities	3.050	2/15/2022	2,000,000	1,983,418
Nationsbank Corp.	10.200	7/15/2015	2,000,000	2,233,638
PNC Funding Corp.	5.250	11/15/2015	3,001,000	3,336,452

GOVERNMENT - 1.7%
Province of Ontario Canada	4.400	4/14/2020	2,000,000	2,288,440
Province of Quebec Canada	2.750	8/25/2021	2,000,000	2,007,720

INDUSTRIAL - 3.2%
Case New Holland, Inc.	7.875	12/1/2017	2,500,000	2,906,250
Clark Equipment Co.	8.000	5/1/2023	500,000	598,519
Lockheed Martin Corp.	3.350	9/15/2021	2,000,000	2,003,516
United Parcel Service	8.375	4/1/2020	2,000,000	2,781,630

MORTGAGE SECURITIES - 24.1%
Fannie Mae Pool	7.000	2/1/2032	733,834	847,127
Fannie Mae Pool	7.000	3/1/2032	751,349	870,989
Fannie Mae Pool	7.000	4/1/2033	600,798	696,826
Fannie Mae Pool	6.000	10/1/2036	2,347,660	2,593,372
Fannie Mae Pool	6.000	7/1/2037	2,650,315	2,922,734
Freddie Mac Gold Pool	6.500	6/1/2024	627,580	701,403
Freddie Mac Gold Pool	7.000	10/1/2031	898,807	1,051,251
Freddie Mac Gold Pool	6.500	2/1/2032	937,816	1,070,601
Freddie Mac Gold Pool	7.000	5/1/2032	1,234,074	1,433,857
Freddie Mac Gold Pool	6.500	8/1/2032	405,300	461,336
Freddie Mac Gold Pool	6.500	4/1/2033	727,422	827,992
Freddie Mac Gold Pool	7.000	9/1/2033	248,165	287,642
Freddie Mac Gold Pool	5.500	3/1/2034	2,554,628	2,816,939
Freddie Mac Gold Pool	5.500	4/1/2034	2,753,174	3,015,142
Freddie Mac Gold Pool	5.000	6/1/2034	1,245,359	1,344,462
Freddie Mac Gold Pool	5.500	12/1/2034	2,833,023	3,100,818
Freddie Mac Gold Pool	5.500	1/1/2035	2,179,179	2,385,169
Freddie Mac Gold Pool	5.500	6/1/2035	2,723,461	2,980,899
Freddie Mac Gold Pool	5.000	7/1/2035	2,055,191	2,216,812
Freddie Mac Gold Pool	5.000	8/1/2035	2,317,078	2,523,188
Freddie Mac Gold Pool	5.000	9/1/2035	2,641,259	2,848,969
Freddie Mac Gold Pool	5.000	10/1/2035	2,429,275	2,620,314
Freddie Mac Gold Pool	5.000	11/1/2035	1,856,546	2,002,545
Freddie Mac Gold Pool	6.000	2/1/2036	2,567,207	2,848,166
Freddie Mac Gold Pool	6.000	7/1/2036	2,520,369	2,786,685
Freddie Mac Gold Pool	5.000	1/1/2037	2,715,897	2,929,476
Freddie Mac Gold Pool	6.000	5/1/2037	2,617,722	2,890,234
Freddie Mac Gold Pool	6.000	8/1/2037	2,317,552	2,558,816
Freddie Mac Gold Pool	5.500	1/1/2038	2,608,903	2,843,691
Freddie Mac Gold Pool	6.500	10/1/2038	1,542,011	1,748,939
Freddie Mac Gold Pool	5.000	5/1/2039	2,363,089	2,548,923

TECHNOLOGY - 2.1%
Hewlett-Packard Co.	4.300	6/1/2021	3,000,000	3,059,538
Oracle Corp.	5.750	4/15/2018	2,000,000	2,431,426

UTILITIES - 13.3%
Calpine Corp.*	7.500	2/15/2021	2,000,000	2,135,000
Carolina Power & Light Co.	8.625	9/15/2021	3,000,000	4,178,196
CenterPoint Energy Houston	9.150	3/15/2021	2,300,000	3,138,049
Commonwealth Edison Co.	6.150	9/15/2017	2,155,000	2,593,131
Consumers Energy Co.	6.700	9/15/2019	3,000,000	3,765,897
Dominion Resources, Inc.	4.450	3/15/2021	2,500,000	2,758,213
Duke Energy Corp.	5.050	9/15/2019	3,000,000	3,414,540
Entergy Gulf States Louisiana	6.000	5/1/2018	1,000,000	1,149,163
Entergy Texas, Inc.	7.125	2/1/2019	2,000,000	2,380,712
Oncor Electric Delivery Co. LLC	7.000	9/1/2022	3,000,000	3,640,560
Sempra Energy	6.500	6/1/2016	2,000,000	2,364,174
United Utilities PLC	5.375	2/1/2019	3,000,000	3,176,442

TOTAL FIXED-INCOME SECURITIES - 87.9%
(Cost $217,146,091)		228,757,783

COMMON STOCK

COMMUNICATIONS - 1.0%
AT&T, Inc.	86,200	2,692,026

CONSUMER, NON-CYCLICAL - 7.1%
Altria Group, Inc.	86,600	2,673,342
Johnson & Johnson	40,000	2,638,400
Kimberly-Clark Corp.	35,900	2,652,651
Kraft Foods, Inc.	68,300	2,596,083
Merck & Co., Inc.	68,600	2,634,240
PepsiCo, Inc.	41,500	2,753,525
Procter & Gamble Co.	39,000	2,621,190

ENERGY - 1.0%
Exxon Mobil Corp.	30,203	2,619,506

INDUSTRIAL - 1.1%
General Electric Co.	136,500	2,739,555

UTILITIES - 1.0%
Exelon Corp.	66,800	2,619,228

TOTAL COMMON STOCK - 11.2%
(Cost $26,098,946)		29,239,746

SHORT-TERM INVESTMENTS - 0.6%
Fifth Third Inst. Money Market Fund, 0.11% Yield
(Cost $1,463,260)		1,463,260

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost $244,708,297)		259,460,789

OTHER ASSETS LESS LIABILITIES - 0.3%		698,612

TOTAL NET ASSETS - 100.0%		$260,159,401

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities are considered liquid and may be resold in transactions exempt from registration. At March 30, 2012, the aggregate market value of these securities amounted to $12,365,291 or 4.75% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 30, 2012

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 2.4%
Freeport-McMoRan	7,169	$272,709

COMMUNICATIONS - 17.5%
AT&T, Inc.	8,670	270,764
Cisco Systems, Inc.	23,626	499,690
Google, Inc.*	294	188,525
Liberty Media Corp.*	4,494	396,146
Symantec Corp.*	18,925	353,898
Vodafone Group PLC - ADR	8,775	242,804

CONSUMER, CYCLICAL - 7.9%
CVS Caremark Corp.	4,905	219,744
Target Corp.	3,945	229,875
Visteon Corp.*	4,328	229,384
Wal-Mart Stores, Inc.	3,269	200,063

CONSUMER, NON-CYCLICAL - 17.1%
Altria Group, Inc.	6,152	189,912
Amgen, Inc.	4,604	312,934
Bristol-Myers Squibb Co.	9,184	309,960
Eli Lilly & Co.	4,993	201,043
Forest Laboratories, Inc.*	6,625	229,821
Johnson & Johnson	5,012	330,592
Pfizer, Inc.	14,385	325,748

ENERGY - 13.3%
Apache Corp.	3,101	311,464
Chevron Corp.	908	97,347
ConocoPhillips	4,950	376,250
Devon Energy Corp.	2,789	198,354
Noble Corp.*	6,726	252,023
Occidental Petroleum Corp.	2,601	247,693

FINANCIAL - 19.5%
Bank of America Corp.	21,615	206,856
Berkshire Hathaway, Inc.*	3,920	318,108
Capital One Financial Corp.	6,506	362,644
Citigroup, Inc.	7,191	262,831
JPMorgan Chase & Co.	9,250	425,315
Loews Corp.	6,956	277,336
Wells Fargo & Co.	9,364	319,687

INDUSTRIAL - 5.5%
General Dynamics Corp.	2,594	190,348
L-3 Communications	2,983	211,107
Northrop Grumman Corp.	3,449	210,665

TECHNOLOGY - 13.2%
Dell, Inc.*	21,997	365,040
EMC Corp.*	13,021	389,067
Microsoft Corp.	12,180	392,866
Oracle Corp.	11,041	321,956

TOTAL COMMON STOCK - 96.4%
(Cost $9,523,618)	10,740,568

SHORT-TERM INVESTMENTS - 3.0%
Fifth Third Inst. Money Market Fund, 0.11% Yield
(Cost $325,998)	325,998

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost $9,849,616)	11,066,566

OTHER ASSETS LESS LIABILITIES - 0.6%	69,628

TOTAL NET ASSETS - 100.0%	$11,136,194

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

     Level 1 – quoted prices in active markets for identical securities

     Level 2 – other significant observable inputs (including quoted prices for similar securities,

     interest rates, prepayment speeds, credit risk, etc.)

     Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:

Common Stock*	$91,793,509	$104,719,624	$29,239,746	$10,740,568
Exchange Traded Funds	1,124,400	562,200	0	0
Short-term Investments	0	1,380,464	1,463,260	325,998

Level 2 – Other Significant
Observable Inputs:

Fixed Income Securities*	0	56,774,036	228,757,783	0

Level 3 – Significant
Unobservable Inputs:

Fixed Income Securities*	0	0	0	0

Total Value of Investments	$92,917,909	$163,436,324	$259,460,789	$11,066,566

*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended March 31, 2012. There were no transfers between levels of the fair value hierarchy during the three month period ended March 31, 2012.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

c)  At March 31, 2012, the gross unrealized net appreciation and depreciation of securities for financial reporting consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$19,073,344	$21,705,737	$15,515,715	$1,444,065
Unrealized Depreciation	(1,219,596)	(1,394,140)	(763,223)	(227,115)
Net Unrealized Appreciation/(Depreciation)	$(17,853,748)	$20,311,597	$14,752,492	$(1,216,950)

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 25, 2012

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  May 25, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)